TRADE AND OTHER PAYABLES	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
TRADE AND OTHER PAYABLES

NOTE – 15 TRADE AND OTHER PAYABLES

	As of March 31,
	2025	2026
	HKD	HKD
Trade payables	$262,345	$1,175,539
Payables to an investment partner	30,103,441	28,386,672
Accrued salaries and bonus	688,220	840,890
Other accrued expenses	45,000	1,932,892

Trade and other payables	$31,099,006	$32,335,993
Proceeds of subsequent issuance of ordinary shares received in advance	-	24,733,176

The payables to an investment partner represents funds received by the Group from a third-party investor to finance specific event projects. Under the terms of the agreement, the investment partner provides capital to the Group for the purpose of investing in event-related projects. In return, the investment partner is entitled to a share of the net returns (or bears a share of the losses) generated by those projects, in proportion to the percentage funded based on budget cost. The Group accounts for the amounts received as a financial liability until the underlying event is completed and the partner’s return entitlement is settled.

Subsequent to the year ended March 31, 2026, the Company completes the placement of shares to a group of investors for a total consideration of US$3,400,000. These proceeds were received in advance and recorded as shares to be issued as at March 31, 2026.

An aging analysis of the trade and bills payables as at the end of the reporting period, based on the invoice date, is as follows:

	As of March 31,
	2025	2026
	HKD	HKD
Within 1 month	$250,345	$74,080
1 to 3 months	12,000	547,242
Over 3 months	-	554,217
Total	$262,345	$1,175,539